Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
SUBSEQUENT EVENTS

No material events have occurred since March 31, 2012 that require recognition or disclosure in the financial statements, except as follows:

On May 8, 2012, the Company sold 5,600,000 shares of its common stock at a purchase price of $0.125 per share, receiving gross proceeds of $700,000, in a private placement to two accredited investors (the “Investors”), pursuant to the terms of a Common Stock Purchase Agreement (the “Purchase Agreement”). Pursuant to the terms of a Registration Rights Agreement (the “Registration Rights Agreement”), the Company agreed to file a registration statement with the SEC for purposes of registering the resale of the shares of common stock sold in the private placement. In the event the registration statement is not filed within 60 days following the final closing, the Company will pay the Investors 0.5% of the subscription amount of their shares for every 30-day period that the registration statement is not filed. In the event the registration statement is not declared effective within 105 days following the final closing (or 135 days if the registration statement is reviewed by the SEC), the Company will pay the Investors 0.5% of the subscription amount of their shares for every 30-day period, that the registration statement is not declared effective, subject to the ability of the Investors to sell their shares pursuant to Rule 144. The liquidated damages can be paid in cash or in additional shares of the Company's common stock, at the Company's option.

On May 11, 2012, an investor converted 25 shares of the Company's Series A Convertible Preferred Stock into 757,575 shares of common stock pursuant to the terms of the May 2011 Offering as discussed in Note 4.

SUBSEQUENT EVENTS

No material events have occurred since December 31, 2011 that require recognition or disclosure in the financial statements, except as follows:

On February 3, 2012, the Company issued a senior secured promissory note in the principal amount of $550,000 (the “Note”) to two of its existing shareholders for a purchase price of $500,000. Unless earlier converted, exchanged or prepaid, the Note matures on August 2, 2012, subject to extension until February 2, 2013 upon the occurrence of certain circumstances. The Note may be prepaid by the Company at any time and must be prepaid by the Company if it receives at least $1,500,000 in net proceeds from the sale of certain of its securities. The obligations under the Note are first priority senior secured obligations (subject to an equipment lease) and are secured by substantially all of the Company's assets. The face value of the Note may be exchanged at the option of the holders into the applicable dollar amount of equity securities issued by the Company in a subsequent financing. If the Note is not fully paid by maturity and the term of the Note has been extended until February 2, 2013, then the holders may convert the outstanding principal amount of the Note at a conversion price of 90% of the closing price of the Company's common stock on the trading day prior to the date that the Note becomes convertible, subject to further adjustment in the case of stock splits, reclassifications, reorganizations, certain issuances at less than the conversion price and the like. the Company is further subject to certain liquidated damages if it fails to timely effectuate a conversion under the terms of the Note. Until such time that the Note is no longer outstanding, without the consent of the holders, the Company is prohibited from incurring certain debt, selling any account receivable or declaring any dividend.